Commitments and Contingencies - Noncontrolling Interest Holder Put Agreements and Company Call Arrangements (Details) RM in Thousands, $ in Thousands		12 Months Ended
	Jul. 11, 2017 USD ($)	Dec. 31, 2017 USD ($) campus option	Dec. 31, 2017 MYR (RM) campus	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 28, 2016
Redeemable Noncontrolling Interest [Line Items]
Purchase of noncontrolling interest		$ 917		$ 613	$ 4,613
Discontinued Operations, Held-for-sale | INTI Education Holdings Sdn Bhd
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, noncontrolling owners, ownership percent		10.10%
INTI Education Holdings Sdn Bhd
Redeemable Noncontrolling Interest [Line Items]
Number of campuses of higher education institutions (campus) | campus		5	5
Noncontrolling interest, noncontrolling owners, ownership percent		10.00%
Pearl Retail Solutions Private Limited and Creative Arts Education Society
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, noncontrolling owners, ownership percent						45.00%
Pearl Retail Solutions Private Limited
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, noncontrolling owners, ownership percent		10.00%
Puttable Non-controlling Interest
Redeemable Noncontrolling Interest [Line Items]
Total redeemable noncontrolling interests and equity		$ 11,435
Total noncontrolling interest holder put arrangements		11,435
Puttable Common Stock
Redeemable Noncontrolling Interest [Line Items]
Total redeemable noncontrolling interests and equity		9,436
Puttable Common Stock | INTI Education Holdings Sdn Bhd
Redeemable Noncontrolling Interest [Line Items]
Total redeemable noncontrolling interests and equity		9,436
Total noncontrolling interest holder put arrangements		$ 9,436
Number of options (option) | option		1
Noncontrolling interest, noncontrolling owners, ownership percent		10.10%
Option exercise term		30 days	30 days
Purchase price multiple of EBITDA		8	8
Income before income tax, depreciation and amortization		$ 9,800	RM 40,000
Additional purchase price multiple of EBITDA		6	6
Option expiration term		30 days	30 days
Puttable Common Stock | Pearl Retail Solutions Private Limited and Creative Arts Education Society
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, noncontrolling owners, ownership percent	10.00%					45.00%
Noncontrolling interest, noncontrolling owners, interest acquired	35.00%
Purchase of noncontrolling interest	$ 11,400
Puttable Common Stock | Pearl Retail Solutions Private Limited
Redeemable Noncontrolling Interest [Line Items]
Total redeemable noncontrolling interests and equity		$ 1,938
Total noncontrolling interest holder put arrangements		1,938
Callable Noncontrolling Interest, Common Stock | Pearl Retail Solutions Private Limited and Creative Arts Education Society
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, noncontrolling owners, ownership percent						35.00%
Percentage of noncontrolling interest of ownership percentage by noncontrolling owners						78.00%
Puttable common stock - not currently redeemable
Redeemable Noncontrolling Interest [Line Items]
Total redeemable noncontrolling interests and equity		2,286		$ 3,125
Total noncontrolling interest holder put arrangements		$ 0